Exhibit 99.1

World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	366,360,495.36	17,942
Principal Payments	17,617,388.51	628
Defaulted Receivables	1,704,263.82	93
Repurchased Accounts	0.00	0
Pool Balance at 04/30/21	347,038,843.03	17,221

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.62%
Prepayment ABS Speed	1.93%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	10,839,467.17	503
Past Due 61-90 days	2,466,794.20	125
Past Due 91-120 days	382,500.38	28
Past Due 121+ days	0.00	0
Total	13,688,761.75	656

Total 31+ Delinquent as % Ending Pool Balance	3.94%
Total 61+ Delinquent as % Ending Pool Balance	0.82%
Delinquency Trigger Occurred	NO

Recoveries	1,608,988.67
Aggregate Net Losses/(Gains) - April 2021	95,275.15
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.31%
Prior Net Losses Ratio	-0.29%
Second Prior Net Losses Ratio	0.29%
Third Prior Net Losses Ratio	3.78%
Four Month Average	1.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.66%

Overcollateralization Target Amount	45,115,049.59
Actual Overcollateralization	45,115,049.59
Weighted Average APR	8.75%
Weighted Average Remaining Term	50.68

Flow of Funds	$ Amount
Collections	21,810,732.59
Investment Earnings on Cash Accounts	516.33
Servicing Fee	(381,625.52)
Transfer to Collection Account	0.00
Available Funds	21,429,623.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	279,402.80
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	16,809,837.52
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	4,087,463.16

Total Distributions of Available Funds	21,429,623.40

Servicing Fee	381,625.52
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 04/15/21	318,733,630.96
Principal Paid	16,809,837.52
Note Balance @ 05/17/21	301,923,793.44

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2a
Note Balance @ 04/15/21	34,952,118.81
Principal Paid	13,931,440.68
Note Balance @ 05/17/21	21,020,678.13
Note Factor @ 05/17/21	8.6862306%

Class A-2b
Note Balance @ 04/15/21	7,221,512.15
Principal Paid	2,878,396.84
Note Balance @ 05/17/21	4,343,115.31
Note Factor @ 05/17/21	8.6862306%

Class A-3
Note Balance @ 04/15/21	129,890,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	129,890,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	59,560,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	59,560,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	37,970,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	37,970,000.00
Note Factor @ 05/17/21	100.0000000%

Class D
Note Balance @ 04/15/21	32,390,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	32,390,000.00
Note Factor @ 05/17/21	100.0000000%

Class E
Note Balance @ 04/15/21	16,750,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	16,750,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	532,322.72
Total Principal Paid	16,809,837.52
Total Paid	17,342,160.24

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	60,001.14
Principal Paid	13,931,440.68
Total Paid to A-2a Holders	13,991,441.82

Class A-2b
One-Month Libor	0.11463%
Coupon	0.45463%
Interest Paid	2,918.33
Principal Paid	2,878,396.84
Total Paid to A-2b Holders	2,881,315.17

Class A-3
Coupon	2.00000%
Interest Paid	216,483.33
Principal Paid	0.00
Total Paid to A-3 Holders	216,483.33

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7730956
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4130323
Total Distribution Amount	25.1861279

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2479386
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.5679367
Total A-2a Distribution Amount	57.8158753

A-2b Interest Distribution Amount	0.0583666
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.5679368
Total A-2b Distribution Amount	57.6263034

A-3 Interest Distribution Amount	1.6666666
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6666666

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	3,721,910.51
Investment Earnings	305.92
Investment Earnings Paid	(305.92)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,812,037.47	$4,559,059.23	$5,621,032.55
Number of Extensions	121	198	240
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	1.18%	1.39%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.